Geographic Information	12 Months Ended
Dec. 31, 2013
Geographic Information [Abstract]
Geographic Information
Note 19 - Geographic Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
China and Hong Kong	25,889	25,008	34,113
Korea	15,691	17,004	23,233
Asia- Other	6,072	10,739	7,487
United States	11,705	9,482	11,699
Taiwan	14,543	11,292	16,458
Western Europe	6,519	6,998	6,956
Japan	4,010	2,370	4,618
Rest of the world	976	1,654	2,464

	85,405	84,547	107,028